Schedule of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2019
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years